Consolidated Balance Sheets - USD ($)	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Current:
Cash and cash equivalents	$ 126,882	$ 6,718	$ 25,024
Prepaid expenses	6,178	4,815	8,311
Total current assets	133,060	11,533	33,335
Property and equipment, net	32,097	33,556	39,892
Total assets	165,157	45,089	73,227
Current:
Accounts payable and accrued liabilities	470,355	467,957	458,350
Accounts payable to related parties	51,119	51,119	51,119
Accrued wages to related parties	811,711	811,711	811,711
Advances from related party	314,742	301,077	101,631
Notes payable to related parties	298,064	283,271	166,560
Convertible promissory note, net of debt discount of $51,425, $7,642 and $15,364	84,176	87,969	152,504
Derivative liability	290,293
Total current liabilities	2,320,460	2,003,104	1,741,875
Long-term:
Long-term accounts payable, net of current portion	13,800	20,300	37,400
Long-term debt - SBA	66,020	33,162
Total long-term liabilities	79,820	53,462	37,400
Total liabilities	2,400,280	2,056,566	1,779,275
Commitments and Contingencies (Note 13)
Stockholders' deficit
Common stock value	101	99	91
Common stock to be issued		15,000
Additional paid-in capital	55,376,540	55,503,564	55,074,257
Accumulated deficit	(57,611,765)	(57,530,141)	(56,780,396)
Total stockholders' deficit	(2,235,123)	(2,011,477)	(1,706,048)
Total liabilities and stockholders' deficit	165,157	45,089	73,227
Class A Common Stock [Member]
Stockholders' deficit
Common stock value	$ 1	$ 1